SHARE-BASED COMPENSATION Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Stock Options Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	1,080
Granted (in shares)	335
Exercised (in shares)	(300)
Cancelled (in shares)	(110)
Outstanding, ending balance (in shares)	1,005	1,080
Stock Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average option Exercise Price	$ 134	$ 118
Options, Grants in Period, Weighted Average Exercise Price	126
Weighted-average exercise price per share, exercised (in dollars per share)	64	$ 41	$ 38
Weighted-average exercise price per share, cancelled, expired and forfeited (in dollars per shares)	$ 140
Options exercised in the period	$ 22,762,000	$ 25,303,000	$ 10,765,000
Black Scholes per share value of options granted during fiscal year	$ 41	$ 47	$ 39
Issuance of common stock under employee stock plans	$ 77,000,000	$ 67,000,000	$ 58,000,000
Unrecognized share-based compensation expense - Stock Options	$ 10,000,000